INCOME TAX	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
INCOME TAX [Text Block]	NOTE 12 - INCOME TAX

Longhai and Kalington Consulting are governed by the Income Tax Law of the PRC, and are subject to PRC enterprise income tax. Effective from January 1, 2008, the EIT rate of PRC was changed from 33% of to 25%, and applies to both domestic and foreign invested enterprises on income reported in the statutory financial statements after appropriate tax adjustments.

The following table summarizes the temporary differences which result in deferred tax assets and liabilities as of December 31, 2011 and 2010:

	As of December 31,
	2011	2010
Current deferred tax assets:
Payroll deductible in next year	$65,964	$74,976
Total current deferred tax assets	65,964	74,976
Non-current deferred tax assets:
Depreciation of fixed assets	53,864	-
Total non-current deferred tax assets	53,864	-
Total deferred tax assets	$119,828	$74,976

Non-current deferred tax liabilities:
Depreciation of fixed assets	$-	$170,686
Total deferred tax liabilities	$-	$170,686

Net current deferred tax assets	65,964	74,976
Net non-current deferred tax assets	53,864	-
Net non-current deferred tax liabilities	-	170,686

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2011 and 2010:

	Year ended December 31,
	2011		2010
US statutory rates	34.0%		34.0%
Tax rate difference	(9.0%	)	(9.0%	)
Non deductible expense/(non-taxable income)	(1.1%	)	0.8%

Tax per financial statements	23.9%		25.8%

NOTE 13 - INCOME TAX

Longhai is governed by the Income Tax Law of the PRC, which are generally subject to tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The following table summarizes the temporary differences which result in deferred tax assets and liabilities as of September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31,2011
	(Unaudited)
Current deferred tax assets:
Expenses deductible in next period	$90,915	$65,964
Total current deferred tax assets	90,915	65,964
Non-current deferred tax assets:
Depreciation of fixed assets	119,192	53,864
Total non-current deferred tax assets	119,192	53,864
Total deferred tax assets	$210,107	$119,828

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the nine months ended September 30, 2012 and 2011:

	2012		2011
	(Unaudited)		(Unaudited)
US statutory rates	34.0%		34.0%
Tax rate difference	( 9.0%	)	( 9.0%	)
Non deductible expense	4.1%		0.6%
Tax per financial statements	29.1%		25.6%